Other Receivables (Details) - Schedule of Other receivables - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Schedule Of Other Receivables Abstract
Other receivables from a related party (Note)	[1]	$ 521,852	$ 521,852
Others		107,228	126,765
Total		629,080	648,617
Less: Allowance for ECLs / uncollectable accounts		(521,852)
Other Recievable net		$ 107,228	$ 648,617

[1]	Information relating to this transaction is provided in Note 38 (d).